Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,737,669	$ 8,179,365
Less: accumulated amortization	(896,156)	(777,815)
Intangible assets, net	6,841,513	7,401,550
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	7,705,939	8,145,824
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 31,730	$ 33,541